Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information Line Items
Entity Registrant Name	SILYNXCOM LTD.
Trading Symbol	SYNX
Document Type	20-F
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	3,161,779
Amendment Flag	false
Entity Central Index Key	0001976443
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41916
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	19 Yad Harutzim St.
Entity Address, City or Town	Netanya
Entity Address, Postal Zip Code	4250519
Entity Address, Country	IL
Title of 12(b) Security	Ordinary Shares, no par value
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Auditor Firm ID	1185
Auditor Location	Tel Aviv, Israel
Auditor Name	Ziv Haft
Business Contact
Document Information Line Items
Entity Address, Address Line One	19 Yad Harutzim
Entity Address, City or Town	Netanya
Entity Address, Postal Zip Code	4250519
Entity Address, Country	IL
Contact Personnel Name	Nir Klein
City Area Code	+972
Local Phone Number	9-8658-370